Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	$ 458,308	$ 432,686	$ 413,310
Other comprehensive income (loss) - before reclassifications	(6,671)	4,744	(1,069)
Amount reclassified from accumulated other comprehensive income	(1,832)	(299)	(401)
Other comprehensive (loss) income, net of tax	(7,157)	4,445	(1,470)
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings, Tax Effect	(1,346)
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings, Tax Effect	0
Tax Cuts and Jobs Act of 2017, Other comprehensive income (loss), Tax Effect	0
Balance	489,871	458,308	432,686
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(1,806)	(6,251)	(4,781)
Other comprehensive (loss) income, net of tax	(7,157)	4,445	(1,470)
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings, Tax Effect	(1,346)
Balance	(10,309)	(1,806)	(6,251)
Net Unrealized Holding Loss on Securities Available for Sale, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(5,030)	(6,762)	(4,492)
Other comprehensive income (loss) - before reclassifications	(39,944)	1,732	(1,869)
Amount reclassified from accumulated other comprehensive income	0	0	(401)
Other comprehensive (loss) income, net of tax	(39,944)	1,732	(2,270)
Balance	(8,974)	(5,030)	(6,762)
Net Change in Overfunded Position in Pension and Postretirement Plans Arising During the Year, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	3,054	42	(758)
Other comprehensive income (loss) - before reclassifications	(2,727)	3,012	800
Amount reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive (loss) income, net of tax	(2,727)	3,012	800
Balance	327	3,054	42
Net Change in Net Actuarial loss and Prior Service Cost on Pension and Postretirement Benefit Plans, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	170	469	469
Other comprehensive income (loss) - before reclassifications	0	0	0
Amount reclassified from accumulated other comprehensive income	(486)	(299)	0
Other comprehensive (loss) income, net of tax	(486)	(299)	0
Balance	$ (316)	$ 170	$ 469